INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 213,932	$ 147,680	[1]
Loss on debt modification and extinguishment	(6,816)	(3,497)	[1]
Amortization of financing costs
Disclosure of detailed information about borrowings [line items]
Interest expense	13,367	9,283
Amortization of debt discounts
Disclosure of detailed information about borrowings [line items]
Interest expense	4,749	6,320
Debentures interest
Disclosure of detailed information about borrowings [line items]
Interest expense	0	6,732
Loss on debt modification and extinguishment		(3,497)
Interest on Due to Affiliate
Disclosure of detailed information about borrowings [line items]
Interest expense	17,022	17,250
Interest on lease obligation
Disclosure of detailed information about borrowings [line items]
Interest expense	1,168	968
Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	170,316	102,212
Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	531	457
Interest costs capitalised	445	1,567
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	6,779	4,458
Term loan | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	6,729	7,638
Interest costs capitalised	1,711
Securitization debt 2017-2 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	13,080	13,338
Warehouse credit facility 2022 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	226	0
Securitization debt 2018-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	12,252	12,428
Securitization debt 2020-2 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	8,478	8,589
Securitization debt 2017-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	0	13,807
Warehouse credit facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	0	525
Term loan 2 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	0	1,191
SFR JV-1 securitization debt 2019-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	10,439	10,377
SFR JV-1 securitization debt 2020-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	13,540	13,465
SFR JV-1 securitization debt 2021-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	17,659	2,548
SFR JV-1 subscription facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	0	1,112
SFR JV-1 warehouse credit facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	0	10,553
SFR JV-2 subscription facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	15,517	2,569
SFR JV-2 warehouse credit facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	20,221	2,179
SFR JV-2 term loan | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	4,929	0
SFR JV-2 securitization debt 2022-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	16,868	0
SFR JV-2 securitization debt 2022-2 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	9,284	0
SFR JV-2 delayed draw term loan | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	3,431	0
SFR JV-HD subscription facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	4,498	884
SFR JV-HD warehouse credit facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	13,165	1,009
The Shops of Summerhill mortgage | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	531	457
Corporate office mortgages | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	460	468
Corporate credit facility | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 6,319	$ 3,990

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.